PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya SmallCap
Opportunities Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 95.7%
Consumer Discretionary: 11.0%
73,286  Camping World
Holdings, Inc. - Class A
$ 1,184,302
0 .8
18,668
(1)(2)
Cava Group, Inc.
1,613,102
1 .0
31,418  Century Communities,
Inc.
2,108,148
1 .3
14,964
Churchill Downs, Inc.
1,662,051
1 .0
19,657
(2)
Five Below, Inc.
1,472,801
0 .9
224,003
(2)
Genius Sports Ltd.
2,242,270
1 .4
20,543
(1)(2)
Kura Sushi USA, Inc.
- Class A
1,051,801
0 .7
13,903
Patrick Industries, Inc.
1,175,638
0 .7
44,502
(2)
Skyline Champion
Corp.
4,217,009
2 .7
3,434
Wingstop, Inc.
774,642
0 .5
17,501,764
11 .0
Consumer Staples: 1.1%
12,404
(1)(2)
Celsius Holdings, Inc.
441,831
0 .3
45,543
(2)
Vita Coco Co., Inc.
1,395,893
0 .8
1,837,724
1 .1
Energy: 1.4%
29,370  Kodiak Gas Services,
Inc.
1,095,501
0 .7
36,502  Northern Oil and Gas,
Inc.
1,103,456
0 .7
2,198,957
1 .4
Financials: 5.8%
24,381
Moelis & Co. - Class A
1,422,875
0 .9
9,897
Piper Sandler Cos.
2,451,091
1 .6
33,913
(2)
Skyward Specialty
Insurance Group, Inc.
1,794,676
1 .1
46,277  Western Alliance
Bancorp
3,555,462
2 .2
9,224,104
5 .8
Health Care: 24.1%
148,854
(2)
Adaptive
Biotechnologies Corp.
1,105,985
0 .7
15,017
(2)
Addus HomeCare
Corp.
1,485,031
0 .9
56,224
(2)
ADMA Biologics, Inc.
1,115,484
0 .7
93,982
(2)
Alignment Healthcare,
Inc.
1,749,945
1 .1
31,792
(2)
Alkermes PLC
1,049,772
0 .7
16,108
(1)(2)
Arcellx, Inc.
1,056,685
0 .7
19,056
(2)
Avidity Biosciences,
Inc.
562,533
0 .3
6,605
(2)
Axsome Therapeutics,
Inc.
770,341
0 .5
19,619
(2)
Biohaven Ltd.
471,641
0 .3
46,207
(2)
BioLife Solutions, Inc.
1,055,368
0 .7
36,309
Bio-Techne Corp.
2,128,797
1 .3
15,236
(2)
Blueprint Medicines
Corp.
1,348,538
0 .8
16,121
(2)
Corcept Therapeutics,
Inc.
1,841,341
1 .2
25,134
(2)
Crinetics
Pharmaceuticals, Inc.
842,994
0 .5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
19,116
(2)
Edgewise
Therapeutics, Inc.
$ 420,552
0 .3
16,917
Ensign Group, Inc.
2,189,060
1 .4
16,665
(1)(2)
Establishment Labs
Holdings, Inc.
680,015
0 .4
10,763
(2)
Glaukos Corp.
1,059,294
0 .7
26,180
(2)
Guardant Health, Inc.
1,115,268
0 .7
28,160
(2)
Halozyme
Therapeutics, Inc.
1,796,890
1 .1
30,194
(2)
Harrow, Inc.
803,160
0 .5
5,734
(2)
HealthEquity, Inc.
506,713
0 .3
25,848
(2)
Insmed, Inc.
1,971,944
1 .2
4,287
(2)
Krystal Biotech, Inc.
772,946
0 .5
16,631
(2)
Lantheus Holdings,
Inc.
1,623,186
1 .0
13,882
(2)
Merit Medical Systems,
Inc.
1,467,466
0 .9
6,035
(2)
Nuvalent, Inc. - Class A
428,002
0 .3
5,337
(2)
Penumbra, Inc.
1,427,167
0 .9
18,562
(2)
Revolution Medicines,
Inc.
656,352
0 .4
104,830  Select Medical
Holdings Corp.
1,750,661
1 .1
20,661
(2)
SpringWorks
Therapeutics, Inc.
911,770
0 .6
18,158
(2)
TG Therapeutics, Inc.
715,970
0 .4
12,060
(2)
Twist Bioscience Corp.
473,476
0 .3
19,685
(2)
Vaxcyte, Inc.
743,306
0 .5
13,085
(2)
Vera Therapeutics, Inc.
314,302
0 .2
38,411,955
24 .1
Industrials: 26.6%
15,460
AAON, Inc.
1,207,890
0 .8
13,609
Arcosa, Inc.
1,049,526
0 .7
54,905
(2)
AZEK Co., Inc.
2,684,305
1 .7
34,749
(2)
Casella Waste
Systems, Inc. - Class A
3,874,861
2 .4
53,467
(2)
CECO Environmental
Corp.
1,219,048
0 .8
13,325
(2)
Chart Industries, Inc.
1,923,597
1 .2
8,650
(2)
Clean Harbors, Inc.
1,704,915
1 .1
22,194
(2)
Construction Partners,
Inc. - Class A
1,595,083
1 .0
10,830
(2)
Dycom Industries, Inc.
1,649,842
1 .0
33,652
Flowserve Corp.
1,643,564
1 .0
13,286
FTAI Aviation Ltd.
1,475,145
0 .9
16,512  Granite Construction,
Inc.
1,245,005
0 .8
16,715  John Bean
Technologies Corp.
2,042,573
1 .3
20,147
(2)
Kirby Corp.
2,035,048
1 .3
72,683
(2)
Kratos Defense &
Security Solutions, Inc.
2,157,958
1 .4
74,049
(2)
NV5 Global, Inc.
1,426,924
0 .9
47,835
(2)
Rocket Lab USA, Inc.
855,290
0 .5
7,232
(2)
Saia, Inc.
2,527,078
1 .6
16,153
(1)(2)
SiteOne Landscape
Supply, Inc.
1,961,620
1 .2
10,180  Standex International
Corp.
1,642,950
1 .0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
109,999
(2)
Sun Country Airlines
Holdings, Inc.
$ 1,355,188
0 .8
20,046
VSE Corp.
2,405,319
1 .5
44,396
(2)
WNS Holdings Ltd.
2,729,910
1 .7
42,412,639
26 .6
Information Technology: 22.1%
60,787
(2)
ACI Worldwide, Inc.
3,325,657
2 .1
17,777
(2)
Agilysys, Inc.
1,289,544
0 .8
52,381
(2)
Allegro MicroSystems,
Inc.
1,316,335
0 .8
80,268
(1)(2)
Applied Digital Corp.
451,106
0 .3
5,164
(2)
CyberArk Software Ltd.
1,745,432
1 .1
52,692
(2)
ExlService Holdings,
Inc.
2,487,589
1 .5
30,868
(2)
Gitlab, Inc. - Class A
1,450,796
0 .9
10,381
(2)
Globant SA
1,222,051
0 .7
18,759
(2)
Intapp, Inc.
1,095,151
0 .7
45,733
(2)
Lattice Semiconductor
Corp.
2,398,696
1 .5
15,141
Littelfuse, Inc.
2,978,840
1 .9
33,207
(2)
Lumentum Holdings,
Inc.
2,070,124
1 .3
32,866
(2)
Procore Technologies,
Inc.
2,169,813
1 .3
19,320
(2)
Q2 Holdings, Inc.
1,545,793
1 .0
58,427
(2)
Rambus, Inc.
3,025,058
1 .9
76,625
(2)
SentinelOne, Inc.
- Class A
1,393,043
0 .9
10,090
(2)
SiTime Corp.
1,542,458
1 .0
72,039
(2)
Tower Semiconductor
Ltd.
2,568,911
1 .6
110,543
(2)
Weave
Communications, Inc.
1,225,922
0 .8
35,302,319
22 .1
Materials: 3.6%
20,101  Carpenter Technology
Corp.
3,641,899
2 .3
22,700
Innospec, Inc.
2,150,825
1 .3
5,792,724
3 .6
Total Common Stock
(Cost $154,135,790)
152,682,186
95 .7
EXCHANGE-TRADED FUNDS: 0.9%
18,950  SPDR S&P Biotech
ETF
1,536,845
0 .9
Total Exchange-Traded
Funds
(Cost $1,390,083)
1,536,845
0 .9
Total Long-Term
Investments
(Cost $155,525,873)
154,219,031
96 .6
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 6.5%
Repurchase Agreements: 3.4%
1,000,000
(3)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $1,000,122,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$1,020,126, due
04/15/25-02/15/55)
$ 1,000,000
0 .6
785,664
(3)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
03/31/2025, 4.350%,
due 04/01/2025
(Repurchase
Amount $785,758,
collateralized
by various U.S.
Government
Securities, 1.500%-
3.500%, Market
Value plus accrued
interest $801,377, due
08/15/26-09/30/26)
785,664
0 .5
1,337,434
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,337,594,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,364,183, due
04/10/25-03/01/55)
1,337,434
0 .9

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,337,434
(3)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $1,337,594,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,364,183, due
04/10/25-12/15/66)
$ 1,337,434
0 .8
1,000,000
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $1,000,122,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$1,018,647, due
04/15/26-02/15/53)
1,000,000
0 .6
Total Repurchase
Agreements
(Cost $5,460,532)
5,460,532
3 .4
Time Deposits: 0.2%
130,000
(3)
Royal Bank of Canada
130,000
0 .1
120,000
(3)
Societe Generale
120,000
0 .1
Total Time Deposits
(Cost $250,000)
250,000
0 .2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 2.9%
4,579,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $4,579,000) $ 4,579,000 2 .9
Total Short-Term
Investments
(Cost $10,289,532)
$ 10,289,532
6 .5
Total Investments in
Securities
(Cost $165,815,405) $ 164,508,563 103 .1
Liabilities in Excess
of Other Assets (4,995,918) (3.1)
Net Assets $ 159,512,645 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 152,682,186 $ — $ — $ 152,682,186
Exchange-Traded Funds 1,536,845 — — 1,536,845
Short-Term Investments 4,579,000 5,710,532 — 10,289,532
Total Investments, at fair value $ 158,798,031 $ 5,710,532 $ — $ 164,508,563
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 14,728,606
Gross Unrealized Depreciation (16,035,448)
Net Unrealized Depreciation $ (1,306,842)